INVESTMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 18, 2025	Aug. 08, 2025
Schedule of Equity Method Investments [Line Items]
Gain (Loss) on Equity Method Investments	$ 84	$ 14
Variable interest entity consolidation equity, adjustment	$ 3,389
Ownership interest acquired (as a percentage)				0.49
Lompoc, California
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (as a percentage)			0.76